Goodwill and Intangible Assets, net (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Identifiable Intangible Assets, Net

Identifiable intangible assets, net consist of the following:

	As of September 30,			As of December 31,
	2024			2023
(in thousands)	Cost	Accumulated Amortization	Net Book Value	Cost	Accumulated Amortization	Net Book Value
Internal-use software	$6,248	$(5,386)	$862	$6,248	$(3,994)	$2,254
Developed technology	1,500	(164)	1,336	—	—	—
Customer related	4,400	(310)	4,090	—	—	—
Trademark and trade name	800	(60)	740	—	—	—
Content	200	(44)	156	—	—	—
Total identifiable intangible assets	$13,148	$(5,964)	$7,184	$6,248	$(3,994)	$2,254

Identifiable intangible assets, net consisted of the following:

	As of December 31,			As of December 31,
	2023			2022
(in thousands)	Cost	Accumulated Amortization	Net Book Value	Cost	Accumulated Amortization	Net Book Value
Internal-Use Software	$6,248	$(3,994)	$2,254	$5,827	$(1,993)	$3,834
Total identifiable intangible assets	$6,248	$(3,994)	$2,254	$5,827	$(1,993)	$3,834

Schedule of Estimated Annual Amortization Expense

As of September 30, 2024, estimated annual amortization expense for each of the next five fiscal years is as follows:

2024 (remaining)	481
2025	1,389
2026	815
2027	648
2028	582
Thereafter	3,269
Total	$7,184

As of December 31, 2023, estimated annual amortization expense for each of the next five fiscal years is as follows:

Fiscal Years Ending December 31,
(in thousands)
2024	1,656
2025	521
2026	77
2027	—
Total	$2,254

Schedule Of Changes in Goodwill

Changes in goodwill for the nine months ended September 30, 2024 are as follows:

(in thousands)	CLMBR, Inc.
Balance as of December 31, 2023	$—
Goodwill acquired	13,165
Purchase accounting adjustments to goodwill	354
Balance as of September 30, 2024	$13,519